ROU Assets and Operating Lease Liabilities (Details) - Schedule of Non-Cancellable Lease Contract - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
ROU Assets and Operating Lease Liabilities (Details) - Schedule of Non-Cancellable Lease Contract [Line Items]
Right-of-use assets	$ 280,903	$ 62,868
Operating lease liabilities
Current	91,990	69,584
Non-current	197,932
Lease liabilities	$ 289,922	$ 69,584
Weighted average remaining lease terms (in years)	2 years 11 months 1 day	11 months 1 day
ROU assets obtained in exchange for operating lease liabilities	$ 288,928		$ 137,473
Amortization of ROU assets	71,094	68,678	5,764
Interest on operating lease liabilities	1,722	2,446	288
Total operating lease expenses, included within Occupancy Costs	$ 72,816	$ 71,124	$ 6,052
Office at China Insurance Group Building, Hong Kong [Member]
ROU Assets and Operating Lease Liabilities (Details) - Schedule of Non-Cancellable Lease Contract [Line Items]
Office at China Insurance Group Building, Hong Kong	2 years from March 1, 2022 to February 29, 2024
Office at China Insurance Group Building, Hong Kong One [Member]
ROU Assets and Operating Lease Liabilities (Details) - Schedule of Non-Cancellable Lease Contract [Line Items]
Office at China Insurance Group Building, Hong Kong	3 years from March 1, 2024 to February 28, 2027